INVESTMENT IN AFFILIATD COMPANIES, NET (Details Narrative) Integer in Thousands											1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 13, 2022 shares	Oct. 04, 2021 USD ($) shares	Jul. 12, 2021 shares	Nov. 02, 2020 USD ($) shares	Aug. 31, 2020 shares	Jul. 31, 2020	Jul. 16, 2020 USD ($) shares	Jul. 12, 2020 USD ($) shares	Jun. 14, 2020 USD ($) Integer	Feb. 27, 2019 USD ($) shares	Mar. 17, 2022 shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 13, 2020
Ownership percentage, description														Affiliated company is company held to the extent of 20% or more (which are not subsidiary), or company less than 20% held, which the Company can exercise significant influence over operating and financial policy of the affiliate
Stock issued during the period, shares | shares	1,250,000
Stock issued during period value new issues		$ 1,500,000
Payment of cash consideration														$ 2,500,000
Deferred tax liability investments														10,325,000
Research and development expenses												$ 442,000	$ 713,000	$ 824,000	$ 9,863,000
Termination term														25 years
Investment in affiliated company												40,000		$ 40,000	745,000
Share in losses of affiliated company													$ (66,000)	(1,658,000)	(1,200,000)
Common Stock [Member]
Stock issued during the period, shares | shares		39,473,684									16,000,000
Ordinary Shares [Member]
Stock issued during the period, shares | shares				6,000,000
Stock issued during period value new issues				$ 618
Antigen COVID Test Killer [Member]
Stock issued during the period, shares | shares			2,164,502,000
Share in losses of affiliated company														(1,040,000)	(1,200,000)
NLC Pharma Ltd [Member]
Ownership percentage									15.00%
C A T K [Member]
Ownership percentage									22.00%								10.00%
Bio Imagery [Member]
Ownership percentage					67.00%
Care GB [Member]
Ownership percentage					33.00%
NLC Pharma Ltd [Member]
Stock issued during the period, shares | shares								2,688,172
Stock issued during period value new issues								$ 250,000	$ 1,500,000
Proceeds from gross sales									20,000,000
Cash									$ 1,650,000
Number of bottles | Integer									25,000
Bio Imagery [Member]
Investment in affiliated company															618,000
Investment written off														$ 618,000
Bio Imagery [Member] | Restricted Ordinary Shares [Member]
Stock issued during the period, shares | shares					6,000,000
Joint Venture Agreement [Member]
Residual amount										$ 1,345,000
Fair value of equity consideration										2,518,000
Fair value of option transaction										$ 1,173,000
Expenses related to investment																$ 1,345,000
Expenses related to option transaction																$ 1,173,000
Joint Venture Agreement [Member] | Amarantus Bioscience Holdings Inc [Member]
Ownership percentage										19.99%				19.90%
Joint Venture Agreement [Member] | Amarantus Bioscience Holdings Inc [Member]
Ownership percentage, description						In exchange for the remaining 80.1% equity interest of Breakthrough, the Company will issue 49.9% of its ordinary shares (which including 19.9				On February 27, 2019 (the “Effective Date”), following execution of the Convertible bridge loan transactions, the Company signed a Definitive Joint Venture Agreement (the “Joint Venture Agreement”) and closed the Joint Venture Transaction, pursuant to which the Company issued 19.99% of its outstanding ordinary shares to Amarantus Bioscience Holdings, Inc. (“Amarantus”), a biotechnology holding company, in exchange for 19.99% of Breakthrough Diagnostics, Inc., a wholly-owned subsidiary of Amarantus (“Breakthrough”), and Amarantus assigned to Breakthrough exclusive license to develop and commercialize the LymPro Test®, an immune-based neurodiagnostic blood test for the detection of Alzheimer’s disease (the “License”). The transaction was consummated as of February 27, 2019 (the “Closing Date”) in which the Company issued to Amarantus 17,986,999 ordinary shares (the “Equity Consideration”)
Stock issued during the period, shares | shares							67,599,796			17,986,999
Stock issued during period value new issues							$ 6,084			$ 2,518
Option transaction percentage							30.01%			30.01%
Fair value of equity consideration															6,084,000
Fair value of option transaction															1,623,000
Payment of cash consideration														$ 450,000	450,000
Research and development expenses															$ 2,168,000
Joint Venture Agreement [Member] | Subsidiary And Amarantus Bioscience Holdings Inc [Member]
Remaining ownership percentage										49.99%
Assignment of License Agreement [Member] | Breakthrough Diagnostics Inc [Member]
Ownership percentage										19.99%
Assignment of License Agreement [Member] | Breakthrough Diagnostics Inc [Member]
Remaining ownership percentage										80.01%
License Agreement [Member]
Royalty fee percentage							80.10%
Distribution Agreement [Member] | Antigen COVID Test Killer [Member]
Research and development expenses									$ 1,550,000
Antigen COVID Test Killer [Member]
Ownership percentage, description															Upon achieving milestone proof of concept that includes (i) conducting successful test within the environment and (ii) initiation of a multicenter clinical trial (the “Performance Milestone”), the Company shall acquire during a period of one year after achieving the Performance Milestone an additional 5% of CATK from NLC for a sum of $
Investment in affiliated company															$ 2,718,000
Share in losses of affiliated company															$ 105,000
Financing expenses														$ 450,000
Distribution Rights [Member]
Royalty fee percentage									8.00%